LICENSE AND GRANT REVENUES - Revenue Summary (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue	$ 0	$ 17,000	$ 1,800,000	$ 2,192,000
License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			1,800,000	2,178,000
License fee revenue | Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			1,634,000	1,101,000
License fee revenue | Chiesi Farmaceutici S.p.A.
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			166,000	877,000
License fee revenue | 2seventy bio, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			0	200,000
Grant revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			0	14,000
Grant revenue | Congressionally Directed Medical Research Program
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue			$ 0	$ 14,000